VARIABLE INTEREST ENTITIES ("VIEs") - Golar Hilli (Details) - Golar Hilli LLC	Jul. 12, 2018
Golar LNG Limited | Hilli Common Units
Schedule of Equity Method Investments [Line Items]
Percentage ownership by wholly owned subsidiary	44.60%
Golar LNG Limited | Series A Special Units
Schedule of Equity Method Investments [Line Items]
Percentage ownership by wholly owned subsidiary	89.10%
Golar LNG Limited | Series B Special Units
Schedule of Equity Method Investments [Line Items]
Percentage ownership by wholly owned subsidiary	89.10%
Golar Partners | Hilli Common Units
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners (in percent)	50.00%
Golar Partners | Series A Special Units
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners (in percent)	0.00%
Golar Partners | Series B Special Units
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners (in percent)	0.00%
Keppel | Hilli Common Units
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners (in percent)	5.00%
Keppel | Series A Special Units
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners (in percent)	10.00%
Keppel | Series B Special Units
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners (in percent)	10.00%
B&V | Hilli Common Units
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners (in percent)	0.40%
B&V | Series A Special Units
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners (in percent)	0.90%
B&V | Series B Special Units
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners (in percent)	0.90%